SunAmerica Asset
Management, LLC Harborside Financial Center 3200 Plaza 5 Jersey City NJ 07311-4992 201.324.6369 201.324.6364 Fax kfuentes@sunamerica.com Kathleen Fuentes Vice President & Deputy General Counsel

VIA EDGAR

July 26, 2016

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	VALIC Company I (the “Registrant”)

Post-Effective Amendment No. 73

File Nos. 2-83631/811-3738

CIK Number 0000719423

Commissioners:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 73 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The purpose of this filing is to change the name and principal investment strategy of the Money Market I Fund.

The Amendment, pursuant to Rule 485(a), has been designated to become effective on September 28, 2016. Updates to certain information for the Registrant’s other series will be included in a subsequent amendment, filed pursuant to Rule 485(b) under the 1933 Act. Please contact me at 201.324.6369 if you have questions or need further information.

Very truly yours,

/s/ Kathleen D. Fuentes

cc:	Christopher J. Tafone

Louis O. Ducote

Shana L. Walker